Government Grants (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract One [Member] USD ($)	Dec. 31, 2014 Contract One [Member] TWD	Dec. 31, 2014 Contract Two [Member] USD ($)	Dec. 31, 2014 Contract Two [Member] TWD	Dec. 31, 2014 Contract Three [Member] USD ($)	Dec. 31, 2014 Contract Three [Member] TWD	Dec. 31, 2014 Contract Four [Member] USD ($)	Dec. 31, 2014 Contract Four [Member] TWD
Government Grants [Line Items]
Government Grants	$ 770	23,220	$ 2,416	72,000	$ 923	27,500	$ 4,265	135,000
Execution Period	June 2011 to February 2013	June 2011 to February 2013	January 2013 to June 2014	January 2013 to June 2014	April 2013 to December 2014	April 2013 to December 2014	August 2014 to July 2017	August 2014 to July 2017
Product Description	CMOS Development Program	CMOS Development Program	MEMS Development Program	MEMS Development Program	Wafer-Level Lens Development Program	Wafer-Level Lens Development Program	LCOS Display Module Development Program	LCOS Display Module Development Program